Putnam High Yield Fund
The fund's portfolio
2/29/24 (Unaudited)

CORPORATE BONDS AND NOTES (85.1%)(a)
		Principal amount	Value
Advertising and marketing services (0.7%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		$3,175,000	$2,744,641
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		1,695,000	1,769,021
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		1,420,000	1,366,083

			5,879,745
Automotive (0.3%)
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%(PIK), 5/15/28 (Germany)	EUR	2,500,000	2,923,265

			2,923,265
Basic materials (10.3%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$3,165,000	3,373,430
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		2,060,000	2,117,412
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		580,000	532,568
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		2,260,000	2,214,122
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		2,600,000	2,656,966
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		3,140,000	2,790,486
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27		475,000	458,591
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 6.50%, 8/1/30		570,000	573,086
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		1,705,000	1,533,407
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		1,796,000	1,806,695
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		2,310,000	2,131,505
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		870,000	869,862
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		2,130,000	1,871,471
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		1,150,000	1,147,317
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		3,050,000	3,132,200
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, 3/14/53 (Mexico)		2,125,000	2,265,781
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		1,730,000	1,544,245
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		451,000	447,307
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	400,000	398,413
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)		$1,150,000	1,108,653
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		945,000	844,674
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 8.625%, 6/1/31 (Canada)		1,570,000	1,499,350
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		1,920,000	1,897,947
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	1,405,000	1,400,185
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$1,460,000	1,299,152
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		2,250,000	1,965,064
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		2,310,000	2,266,633
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		1,500,000	1,323,750
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%(PIK), 1/15/26 (Canada)		2,200,000	1,930,500
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		1,915,000	1,780,510
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	1,600,000	1,071,997
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$1,565,000	1,403,984
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		2,315,000	2,009,045
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		2,170,000	2,110,180
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		2,195,000	2,224,231
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		1,890,000	1,628,274
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		880,000	943,706
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		365,000	308,884
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		1,905,000	1,739,661
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	505,000	513,296
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	730,000	734,883
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$1,175,000	1,248,493
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28		1,915,000	1,714,883
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		3,400,000	3,015,821
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		1,910,000	1,770,202
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		2,055,000	1,890,600
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		3,066,000	2,801,558
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		2,590,000	2,354,981
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		1,430,000	1,383,525
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		2,125,000	2,241,875
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		3,055,000	2,657,850
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		2,205,000	1,951,714
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		890,000	920,177
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		2,275,000	2,300,594
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		2,300,000	2,016,929

			92,138,625
Broadcasting (1.5%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		2,655,000	2,745,870
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		2,390,000	1,546,103
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		2,355,667	1,413,400
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		1,440,000	1,278,649
Paramount Global jr. unsec. sub. FRB 6.375%, 3/30/62		100,000	86,750
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		2,192,000	1,811,854
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		2,295,000	2,067,602
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		940,000	906,827
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		1,175,000	1,181,275
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		968,000	934,963

			13,973,293
Building materials (2.9%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		2,395,000	2,237,204
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		1,210,000	1,080,639
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%(PIK), 4/1/27		695,000	665,927
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		2,670,000	2,740,088
Emerald Debt Merger Sub, LLC 144A sr. notes 6.625%, 12/15/30		2,695,000	2,695,000
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A company guaranty sr. notes 6.375%, 12/15/30		660,000	748,866
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		1,625,000	1,545,781
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		1,685,000	1,517,981
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		940,000	936,475
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		2,050,000	1,809,344
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		1,140,000	1,040,185
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	1,484,000	1,496,381
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		$1,975,000	1,901,523
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		230,000	216,991
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		2,225,000	1,983,778
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		3,190,000	3,110,423
White Cap Parent, LLC 144A sr. unsec. notes 8.25%(PIK), 3/15/26		880,000	871,611

			26,598,197
Capital goods (7.8%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	1,115,000	951,082
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$1,730,000	1,405,039
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		1,745,000	1,265,215
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		2,985,000	3,193,950
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		1,098,000	1,099,401
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		400,000	405,718
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		1,021,000	1,029,550
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		1,675,000	1,754,579
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		2,180,000	2,248,694
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		1,630,000	1,751,223
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		2,511,000	2,509,269
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		435,000	440,266
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	1,335,000	1,433,041
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$1,685,000	1,675,108
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		1,180,000	1,104,877
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		452,000	414,426
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		685,000	700,660
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		4,586,000	4,006,192
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		1,300,000	1,320,023
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		3,166,000	2,839,506
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		1,450,000	1,320,890
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		3,190,000	2,848,165
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		1,037,000	894,413
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		2,730,000	2,766,828
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		1,475,000	1,482,643
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		710,000	724,200
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		2,445,000	2,564,194
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		3,310,000	3,015,524
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		1,535,000	1,392,134
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		1,810,000	1,762,834
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		2,635,000	2,823,026
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		699,000	755,866
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		1,400,000	1,307,323
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		124,000	119,731
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		2,655,000	2,438,699
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		440,000	451,361
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		1,800,000	1,821,438
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		2,205,000	2,227,050
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		1,810,000	1,821,309
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	785,000	819,547
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$1,301,000	1,200,353
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		793,000	777,140
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		525,000	525,172
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		525,000	525,048
ZF North America Capital, Inc. 144A company guaranty sr. unsec. Notes 7.125%, 4/14/30 (Germany)		810,000	841,388
ZF North America Capital, Inc. 144A company guaranty sr. unsec. notes 6.875%, 4/14/28 (Germany)		810,000	825,188

			69,599,283
Commercial and consumer services (2.9%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		1,975,000	1,784,906
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		1,465,000	1,454,861
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		1,240,000	1,026,695
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL sr. notes Ser. REGS, 3.625%, 6/1/28	EUR	1,175,000	1,144,634
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 144A sr. notes 4.625%, 6/1/28		$1,570,000	1,395,888
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		3,425,000	2,921,777
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		1,627,000	1,414,861
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		495,000	503,663
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)		720,000	687,711
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		420,000	367,574
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		2,475,000	2,190,549
GTCR W-2 Merger Sub, LLC 144A sr. notes 7.50%, 1/15/31		2,180,000	2,273,740
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		1,992,000	1,999,558
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		3,295,000	3,100,518
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		1,295,000	1,185,560
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		1,150,000	1,134,686
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		1,931,000	1,852,884

			26,440,065
Communication services (5.5%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		1,515,000	1,340,383
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		1,505,000	1,139,540
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		1,125,000	917,917
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		1,870,000	1,412,121
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		2,155,000	1,702,460
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		3,742,000	3,384,144
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		7,000,000	5,954,795
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		3,375,000	2,722,866
Connect Finco SARL/Connect US Finco, LLC 144A company guaranty sr. notes 6.75%, 10/1/26 (Luxembourg)		1,305,000	1,280,437
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29		2,215,000	2,315,388
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 6.50%, 2/1/29		2,105,000	1,834,865
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		3,195,000	2,784,858
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		2,630,000	1,546,637
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		2,091,000	1,973,632
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		1,623,000	692,169
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		1,260,000	1,006,425
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		3,425,000	1,939,030
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		2,925,000	2,827,016
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		1,565,000	1,596,254
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		899,000	921,475
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		1,824,000	866,400
Rogers Communications, Inc. 144A unsec. sub. FRB 5.25%, 3/15/82 (Canada)		705,000	673,081
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31		1,755,000	1,232,888
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		3,060,000	2,641,746
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)		1,490,000	1,302,275
Vodafone Group PLC jr. unsec. sub. FRB 7.00%, 4/4/79 (United Kingdom)		440,000	450,879
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		1,560,000	1,337,700
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		2,215,000	2,164,614

			49,961,995
Consumer (0.3%)
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		2,925,000	2,837,250
Stanley Black & Decker, Inc. jr. unsec. sub. FRB 4.00%, 3/15/60		200,000	178,340

			3,015,590
Consumer staples (4.5%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		3,780,000	3,320,367
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		2,770,000	2,600,208
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		1,570,000	1,513,546
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		1,710,000	1,638,734
Avis Budget Finance PLC 144A notes 7.00%, 2/28/29		1,130,000	1,216,836
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	2,760,000	2,996,281
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$2,275,000	2,028,492
Chobani, LLC/ Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		2,270,000	2,281,779
Coty, Inc. 144A company guaranty sr. notes 4.75%, 1/15/29		2,060,000	1,928,675
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		1,330,000	1,351,613
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29		460,000	417,432
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		2,440,000	2,155,128
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		2,976,000	2,912,601
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 5.00%, 12/1/29		3,150,000	2,413,244
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		1,605,000	1,607,006
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		2,295,000	2,079,439
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		45,000	37,913
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		1,388,000	1,226,201
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		1,373,000	1,290,853
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		2,085,000	909,949
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		2,218,000	2,220,639
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		535,000	552,329
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		1,380,000	1,295,502
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		920,000	867,057

			40,861,824
Energy (oil field) (0.6%)
Kodiak Gas Services, LLC 144A sr. unsec. notes 7.25%, 2/15/29		285,000	290,152
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		1,765,000	1,758,505
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		2,229,000	2,225,965
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		1,105,000	1,099,322

			5,373,944
Entertainment (1.8%)
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		2,199,000	2,113,789
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		2,045,000	1,910,235
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		1,190,000	1,175,075
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		1,185,000	1,195,199
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		895,000	940,869
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		1,345,000	1,375,263
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		1,315,000	1,367,173
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		2,745,000	2,952,775
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		455,000	456,215
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		1,369,000	1,353,337
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		465,000	447,874
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		735,000	739,594

			16,027,398
Financials (9.1%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		3,400,000	3,386,706
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		2,473,000	2,714,703
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		600,000	514,529
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		200,000	157,000
American Express Co. jr. unsec. sub. FRN 3.55%, 9/15/26		250,000	225,556
Apollo Management Holdings LP 144A company guaranty unsec. sub. FRB 4.95%, 1/14/50		1,000,000	927,983
Ares Finance Co. III, LLC 144A company guaranty unsec. sub. FRB 4.125%, 6/30/51		500,000	451,700
Aretec Escrow Issuer 2, Inc. 144A company guaranty sr. unsec. notes 10.00%, 8/15/30		1,615,000	1,758,331
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		1,970,000	1,809,811
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.375%, 9/19/53 (Spain)		200,000	211,048
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRN 6.125%, perpetual maturity (Spain)		600,000	541,176
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)		200,000	214,250
Banco Santander SA jr. unsec. sub. FRB 4.75%, perpetual maturity (Spain)		200,000	170,553
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)		200,000	207,682
Bank of America Corp. jr. unsec. sub. FRN 4.375%, 1/27/27		350,000	323,163
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		640,000	639,566
Bank of Montreal jr. unsec. sub. bonds 7.70%, 5/26/84 (Canada)		200,000	200,000
Bank of Nova Scotia (The) jr. unsec. sub. FRB 8.625%, 10/27/82 (Canada)		300,000	308,644
Bank of Nova Scotia (The) jr. unsec. sub. FRB 3.625%, 10/27/81 (Canada)		100,000	78,511
Bank of Nova Scotia (The) jr. unsec. sub. FRN 8.00%, 1/27/84 (Canada)		200,000	201,961
Bank of Nova Scotia (The) jr. unsec. sub. FRN 4.90%, perpetual maturity (Canada)		320,000	306,661
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)		460,000	458,929
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)		200,000	196,516
Barclays PLC jr. unsec. sub. FRN 6.125%, 8/12/50 (United Kingdom)		200,000	190,415
BNP Paribas SA 144A jr. unsec. sub. FRN 7.75%, perpetual maturity (France)		200,000	201,403
BNP Paribas SA 144A jr. unsec. sub. FRN 7.375%, perpetual maturity (France)		300,000	300,375
Capital One Financial Corp. jr. unsec. sub. FRN 3.95%, perpetual maturity		250,000	219,973
Citigroup, Inc. jr. unsec. sub. FRN 4.00%, perpetual maturity		690,000	653,051
Citizens Financial Group, Inc. jr. unsec. sub. FRN 6.375%, perpetual maturity		320,000	301,835
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		2,346,000	1,925,002
Commerzbank AG jr. unsec. sub. FRB 7.00%, perpetual maturity (Germany)		600,000	579,000
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		2,645,000	2,798,013
Credit Agricole SA 144A jr. unsec. sub. FRN 6.875%, perpetual maturity (France)		310,000	309,520
Credit Agricole SA 144A jr. unsec. sub. FRN 4.75%, 9/23/29 (France)		450,000	387,143
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		400,000	352,360
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)		1,360,000	1,113,979
Discover Financial Services jr. unsec. sub. FRN 6.125%, perpetual maturity		230,000	231,327
Fifth Third Bancorp jr. unsec. sub. FRB 4.50%, 7/30/50		150,000	142,514
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30		575,000	632,500
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		1,840,000	1,989,500
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		2,530,000	2,412,372
General Motors Financial Co., Inc. jr. unsec. sub. FRN 5.75%, perpetual maturity		570,000	529,816
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		795,000	814,852
Hartford Financial Services Group, Inc. (The) 144A jr. unsec. sub. FRB (CME Term SOFR 3 Month + 2.39%), 7.694%, 2/12/47		550,000	472,969
HSBC Holdings PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		200,000	206,250
HSBC Holdings PLC jr. unsec. sub. FRN 6.50%, perpetual maturity (United Kingdom)		540,000	515,267
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		3,890,000	3,968,220
HUB International, Ltd. 144A sr. unsec. notes 7.375%, 1/31/32		1,160,000	1,163,675
Huntington Bancshares, Inc. jr. unsec. sub. FRN 4.45%, perpetual maturity		250,000	219,543
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		74,000	72,109
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		2,640,000	2,227,474
ING Groep NV jr. unsec. sub. FRN 5.75%, perpetual maturity (Netherlands)		540,000	508,129
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		610,000	603,101
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		425,000	348,608
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		3,415,000	3,449,276
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		800,000	799,110
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		400,000	371,963
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, (CME Term SOFR 3 Month + 3.56%), 8.868%, perpetual maturity		1,000,000	1,004,168
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		1,820,000	1,633,348
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		2,245,000	2,065,775
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRB 4.125%, 12/15/51		300,000	263,371
Lloyds Banking Group PLC jr. unsec. sub. FRN 7.50%, perpetual maturity (United Kingdom)		600,000	590,994
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/29		1,390,000	1,275,279
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		785,000	531,382
MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38		350,000	399,227
Mitsubishi UFJ Financial Group, Inc. Jr. unsec. sub. FRB 8.20%, perpetual maturity (Japan)		550,000	590,273
Morgan Stanley jr. unsec. sub. FRN ( + 0.00%), 5.875%, perpetual maturity		760,000	745,539
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		2,260,000	2,222,900
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		2,415,000	2,212,645
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		815,000	828,237
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		2,890,000	2,873,590
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		2,129,000	1,975,580
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29		1,870,000	1,914,149
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		1,695,000	1,668,081
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		2,250,000	2,076,551
PNC Financial Services Group, Inc. (The) jr. unsec. sub. FRB Ser. W, 6.25%, perpetual maturity		350,000	330,337
PNC Financial Services Group, Inc. (The) jr. unsec. sub. FRN 6.20%, perpetual maturity		650,000	639,564
Prudential Financial, Inc. jr. unsec. sub. FRB 5.125%, 3/1/52		100,000	93,646
Prudential Financial, Inc. jr. unsec. sub. FRB 3.70%, 10/1/50		520,000	453,834
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		590,000	596,254
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)		205,000	216,275
Societe Generale SA 144A jr. unsec. sub. FRB 9.375%, 11/22/52 (France)		200,000	205,250
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		1,665,000	1,464,736
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	220,000	241,171
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)		$550,000	572,417
Truist Financial Corp. jr. unsec. sub. FRN 5.125%, perpetual maturity		570,000	495,024
U.S. Bancorp jr. sub. unsec. FRN 3.70%, perpetual maturity		650,000	554,603
UBS Group AG 144A jr. unsec. sub. FRN 9.25%, 11/13/73 (Switzerland)		200,000	220,973
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		510,000	499,800
USI, Inc./NY 144A sr. unsec. notes 7.50%, 1/15/32		1,270,000	1,263,650
Wells Fargo & Co. jr. unsec. sub. FRB 7.625%, 9/15/28		800,000	846,503
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		425,000	399,900

			80,980,649
Gaming and lottery (3.9%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		3,400,000	3,088,440
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		395,000	397,956
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		3,237,000	3,316,174
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		3,955,000	3,610,899
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		3,887,000	3,852,989
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		2,425,000	2,193,170
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		440,000	458,411
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		3,545,000	3,627,656
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		3,019,000	2,885,907
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		2,215,000	2,076,563
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		1,160,000	1,031,333
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		3,105,000	2,895,154
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		235,000	229,964
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		3,250,000	3,347,500
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		2,265,000	2,136,584

			35,148,700
Health care (6.8%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		252,000	246,345
180 Medical, Inc. 144A company guaranty sr. unsec. notes 3.875%, 10/15/29		565,000	502,850
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		2,620,000	2,737,900
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		1,481,000	947,744
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		1,835,000	1,045,453
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		1,035,000	884,273
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		1,895,000	1,793,712
Centene Corp. sr. unsec. notes 3.375%, 2/15/30		600,000	529,288
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		2,230,000	1,967,975
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		1,075,000	967,500
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		955,000	972,477
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		428,000	423,746
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		225,000	193,500
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		1,085,000	992,694
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		1,675,000	1,081,262
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		2,865,000	2,285,778
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		2,100,000	2,115,655
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		1,005,000	897,962
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		2,117,000	1,950,358
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		2,880,000	2,578,397
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		3,830,000	3,434,105
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		1,385,000	1,281,106
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		1,960,000	1,793,126
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		1,560,000	1,507,405
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		1,115,000	996,211
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		2,440,000	2,380,952
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		1,850,000	1,588,262
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		1,315,000	1,155,441
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		3,325,000	3,254,729
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26		1,475,000	1,473,475
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		1,885,000	1,733,612
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		3,875,000	3,837,645
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	3,190,000	3,259,503
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		$1,055,000	1,067,460
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		1,665,000	1,802,363
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		1,245,000	1,325,925
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		3,585,000	3,385,387

			60,391,576
Homebuilding (1.0%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		1,279,200	1,159,211
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		2,810,000	2,945,231
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		1,610,000	1,444,794
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		81,000	60,252
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		840,000	835,306
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		1,499,000	1,414,835
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		947,000	927,886

			8,787,515
Lodging/Tourism (1.9%)
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		655,000	679,427
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		1,470,000	1,603,817
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		3,705,000	3,658,592
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		1,435,000	1,565,533
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		3,463,000	3,247,324
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		2,980,000	2,949,942
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		2,365,000	2,560,298
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		940,000	939,588

			17,204,521
Media (0.2%)
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		1,975,000	1,742,319

			1,742,319
Oil and gas (10.4%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		1,275,000	1,302,355
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		626,000	644,740
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		1,236,000	1,034,198
BP Capital Markets PLC company guaranty unsec. sub. bonds 6.45%, 3/1/74 (United Kingdom)		250,000	250,561
BP Capital Markets PLC company guaranty unsec. sub. FRN 4.875%, perpetual maturity (United Kingdom)		490,000	462,437
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		1,655,000	1,728,677
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		3,286,000	3,461,765
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		3,560,000	3,550,216
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		1,145,000	1,146,431
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		300,000	321,024
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		1,850,000	1,935,884
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		2,385,000	2,536,378
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		2,905,000	2,540,162
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		242,000	223,230
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		2,083,000	2,041,934
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		153,000	122,845
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		3,644,000	3,638,151
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		6,100,000	6,149,410
EnLink Midstream Partners LP jr. unsec. sub. FRN (CME Term SOFR 3 Month + 4.37%), 9.756%, perpetual maturity		500,000	487,000
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		3,470,000	3,419,031
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 8.25%, 1/15/32		705,000	723,120
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		990,000	951,395
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		1,065,000	1,023,188
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		905,000	824,084
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		2,365,000	2,304,489
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		6,844,000	6,951,174
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		1,005,000	1,033,333
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		1,701,000	1,853,772
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		490,000	505,369
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		1,810,000	1,780,487
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		1,621,000	1,618,914
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		1,415,000	1,397,687
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		3,064,000	2,821,786
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		2,610,000	2,682,210
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		3,065,000	3,132,738
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		990,000	986,000
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		660,000	656,313
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		1,804,000	1,806,255
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		4,030,000	3,894,621
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		1,615,000	1,501,950
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		1,064,000	1,006,810
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.50%, 9/15/79 (Canada)		320,000	286,137
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		575,000	585,781
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		1,239,975	1,235,765
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		1,270,000	1,303,338
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		693,000	711,589
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		1,920,000	1,996,800
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30		395,000	394,375
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		720,000	646,206
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		1,940,000	2,042,589
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		2,090,000	2,228,386
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		2,790,000	2,821,976
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		1,070,000	1,087,020
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 7.375%, 11/1/31		1,395,000	1,436,376
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		965,000	936,142

			94,164,604
Publishing (0.9%)
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		3,065,000	2,847,432
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		2,265,000	2,066,813
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		3,455,000	3,122,676

			8,036,921
Retail (1.8%)
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		1,186,000	1,165,618
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		1,637,000	1,685,472
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		1,595,000	1,603,758
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		1,460,000	1,310,366
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		2,625,000	2,595,469
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		925,000	597,276
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28		2,150,000	2,015,206
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		2,220,000	2,193,730
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30		940,000	996,728
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		2,935,000	2,476,406

			16,640,029
Technology (5.6%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		1,370,000	1,221,999
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		1,498,000	1,279,752
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		1,804,000	1,528,406
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		1,225,000	1,226,213
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		1,300,000	1,308,613
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		880,000	798,082
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		3,155,000	2,930,235
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		5,052,000	4,704,715
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		1,100,000	990,000
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		964,000	785,660
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		2,884,000	2,544,976
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30		1,165,000	1,190,193
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		939,000	942,521
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		5,227,000	4,843,338
NCR Voyix Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		3,035,000	2,813,977
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28		1,095,000	1,001,410
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30		2,375,000	2,455,156
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		4,085,000	3,446,719
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		505,000	570,701
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		835,000	690,687
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		2,571,000	2,304,259
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		2,195,000	1,909,790
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		2,785,000	2,479,389
UKG, Inc. 144A sr. notes 6.875%, 2/1/31		2,765,000	2,793,756
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		4,580,000	4,103,356

			50,863,903
Textiles (0.6%)
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		2,790,000	2,507,513
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		3,810,000	3,301,632

			5,809,145
Tire and rubber (0.3%)
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33		3,350,000	2,995,415

			2,995,415
Toys (0.2%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		1,700,000	1,552,591

			1,552,591
Transportation (0.9%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		2,255,000	2,205,275
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		890,000	820,940
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		890,000	856,593
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		4,550,000	4,423,493

			8,306,301
Utilities and power (2.4%)
American Electric Power Co., Inc. jr. unsec. sub. FRB 3.875%, 2/15/62		400,000	355,814
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		2,575,000	2,301,386
Dominion Energy, Inc. jr. unsec. sub. FRN 4.65%, perpetual maturity		320,000	311,517
Duke Energy Corp. jr. unsec. sub. FRB 3.25%, 1/15/82		425,000	358,430
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		1,065,000	1,182,150
Emera, Inc. jr. unsec. sub. FRB 6.75%, 6/15/76 (Canada)		450,000	440,950
Enbridge, Inc. unsec. sub. FRB 8.50%, 1/15/84 (Canada)		200,000	213,264
Enbridge, Inc. unsec. sub. FRB 7.375%, 1/15/83 (Canada)		320,000	320,672
Enbridge, Inc. unsec. sub. FRB 6.00%, 1/15/77 (Canada)		200,000	194,332
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		6,820,000	6,318,158
Energy Transfer LP jr. unsec. sub. FRN 6.50%, perpetual maturity		200,000	193,850
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 5.65%, 5/1/79		450,000	431,642
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 3.80%, 3/15/82		250,000	221,527
NRG Energy, Inc. 144A company guaranty sr. notes 7.00%, 3/15/33		665,000	692,361
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		705,000	747,913
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		1,128,000	1,070,477
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		430,000	404,225
Southern Co. (The) jr. unsec. sub. FRB 3.75%, 9/15/51		500,000	468,929
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		995,000	995,000
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		925,000	894,938
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		1,430,000	1,370,676
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33		1,215,000	1,265,902
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		1,045,000	1,080,945

			21,835,058

Total corporate bonds and notes (cost $797,913,922)			$767,252,471

SENIOR LOANS (5.8%)(a)(c)
	Principal amount	Value
Basic materials (0.9%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.176%, 11/23/27	$2,032,627	$2,002,138
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.268%, 2/4/26	2,095,802	2,011,970
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.676%, 10/15/28	1,051,383	1,050,858
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.424%, 4/3/28	880,575	880,029
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.419%, 4/3/28	1,816,636	1,814,747
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.36%, 9/22/28	440,000	439,340

		8,199,082
Capital goods (0.3%)
Filtration Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.691%, 10/19/28	431,738	431,820
Filtration Group Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.941%, 10/19/28	1,329,101	1,328,516
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.685%, 6/15/28	642,178	639,372

		2,399,708
Communication services (0.2%)
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.83%, 8/2/29	1,911,696	1,906,324

		1,906,324
Consumer cyclicals (1.6%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.433%, 4/22/26	1,688,623	1,378,575
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.076%, 10/19/27	1,679,046	1,680,339
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 9.074%, 8/21/26	1,961,468	1,949,483
CMG Media Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.948%, 12/17/26	1,344,796	1,124,586
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 7.576%, 2/20/29	815,590	816,202
iHeartCommunications, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 8.441%, 5/1/26	781,000	686,304
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.86%, 9/21/28	1,489,191	1,485,482
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.86%, 4/15/28	1,437,763	1,175,228
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.423%, 4/11/29	1,191,000	1,092,123
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.176%, 1/29/28	1,764,742	1,756,659
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.448%, 2/28/27	1,410,000	28,200
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.58%, 4/4/29	1,100,000	1,097,250

		14,270,431
Consumer staples (0.8%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.176%, 11/18/29	1,570,000	1,507,200
Hertz Corp. (The) bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.07%, 6/30/28	835,000	804,731
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.176%, 12/15/27	1,500,810	1,498,198
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.824%, 12/17/28	2,090,765	1,616,203
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.076%, 3/27/28	1,790,113	1,792,351

		7,218,683
Energy (0.3%)
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.348%, 12/31/30	2,429,085	2,426,972

		2,426,972
Health care (0.1%)
Medline Borrower LP bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.441%, 9/30/28	1,315,000	1,315,066

		1,315,066
Technology (1.0%)
Boxer Parent Co., Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.576%, 12/8/28	350,000	350,956
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.948%, 3/30/29	2,291,803	2,269,848
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.441%, 12/1/27	1,644,150	1,648,606
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 6.25%), 11.691%, 8/31/29	2,375,000	2,369,063
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.25%), 10.68%, 5/3/27	950,000	958,313
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.814%, 1/31/31	1,320,771	1,321,392

		8,918,178
Transportation (0.6%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.329%, 4/20/28	2,752,583	2,804,194
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.869%, 6/4/29	1,135,000	1,133,820
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.076%, 2/17/31	1,820,000	1,817,725

		5,755,739

Total senior loans (cost $54,514,297)		$52,410,183

CONVERTIBLE BONDS AND NOTES (2.2%)(a)
	Principal amount	Value
Capital goods (0.2%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$46,000	$65,757
Fluor Corp. 144A cv. sr. unsec. notes 1.125%, 8/15/29	16,000	16,504
Granite Construction, Inc. 144A cv. sr. unsec. notes 3.75%, 5/15/28	13,000	16,523
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	989,000	1,236,250
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28	32,000	34,111

		1,369,145
Communication services (—%)
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53	31,000	29,224

		29,224
Consumer cyclicals (0.4%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	81,000	66,501
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	51,000	94,034
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	47,000	69,325
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	35,000	35,438
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	53,000	57,330
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	1,297,000	1,476,913
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	1,770,000	1,396,176
Rivian Automotive, Inc. 144A cv. sr. unsec. sub. notes 4.625%, 3/15/29	28,000	22,568
Royal Caribbean Cruises, Ltd. cv. sr. unsec. unsub. notes 6.00%, 8/15/25	8,000	20,284
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	74,000	72,488

		3,311,057
Consumer staples (0.5%)
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	95,000	75,796
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	1,460,000	1,303,050
Match Group Financeco 3, Inc. 144A company guaranty cv. sr. unsec. notes 2.00%, 1/15/30	1,630,000	1,390,405
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	2,075,000	1,884,359
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	76,000	95,266
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	61,000	52,297
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	63,000	76,087
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	54,000	71,919

		4,949,179
Energy (0.1%)
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	1,000,000	711,756
Northern Oil and Gas, Inc. cv. sr.unsec. notes 3.625%, 4/15/29	51,000	58,064

		769,820
Financials (0.2%)
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	1,396,000	1,538,105

		1,538,105
Health care (—%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	37,000	34,600
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	15,000	16,545
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27	22,000	19,946
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28	114,000	110,694
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	95,000	80,123
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	19,000	18,991
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	28,000	38,640
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	46,000	52,279
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	18,000	20,812
TransMedics Group, Inc. 144A cv. sr. unsec. sub. notes 1.50%, 6/1/28	18,000	20,163

		412,793
Technology (0.6%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	66,000	70,238
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27	47,000	61,110
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	56,000	49,644
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	23,000	34,178
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	33,000	30,401
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29	16,000	18,712
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	29,000	63,916
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	17,000	20,651
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 1.50%, 12/15/29	97,000	92,296
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	16,000	34,280
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	58,000	53,563
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	644,000	1,005,928
ON Semiconductor Corp. 144A company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	89,000	89,801
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	4,000	12,486
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	43,000	44,849
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	35,000	35,543
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/26	62,000	55,103
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	1,270,000	1,591,137
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	1,904,000	1,719,312
Super Micro Computer, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/1/29	48,000	48,804
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	65,000	66,365
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	43,000	36,099
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	78,000	40,638
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28	16,000	14,904
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	23,000	37,766

		5,327,724
Utilities and power (0.2%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28	37,000	35,872
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	54,000	73,872
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	1,707,000	1,705,293
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	32,000	31,360

		1,846,397

Total convertible bonds and notes (cost $19,599,785)		$19,553,444

CONVERTIBLE PREFERRED STOCKS (0.5%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	29,370	$1,873,806
Bank of America Corp. Ser. L, 7.25% cv. pfd.	141	166,948
Chart Industries, Inc. $3.375 cv. pfd.	35,325	2,035,263
NextEra Energy, Inc. $3.46 cv. pfd.	2,288	79,737

Total convertible preferred stocks (cost $3,514,151)		$4,155,754

COMMON STOCKS (0.3%)(a)
	Shares	Value
GFL Environmental, Inc. (Canada)	26,825	$967,846
Jackson Financial, Inc. (Preference)	10,000	268,500
Permian Resources Corp.	91,865	1,429,419
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	104,590	156,885

Total common stocks (cost $2,489,453)		$2,822,650

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Allstate Corp. (The) Ser. J, $1.844 pfd.	8,000	$217,840
PennyMac Mortgage Investment Trust Ser. A, $2.031 pfd. ARP ®	4,000	92,960
SCE Trust VII $1.875 pfd.(NON)	10,000	268,500

Total preferred stocks (cost $556,000)		$579,300

SHORT-TERM INVESTMENTS (4.9%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.51%(AFF)	Shares	44,080,769	$44,080,769
U.S. Treasury Bills 5.372%, 3/21/24		$400,000	398,824

Total short-term investments (cost $44,479,611)			$44,479,593
TOTAL INVESTMENTS

Total investments (cost $923,067,219)			$891,253,395

	FORWARD CURRENCY CONTRACTS at 2/29/24 (aggregate face value $20,982,634) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	3/20/24	$944,577	$947,294	$2,717
	Citibank, N.A.
		Euro	Sell	3/20/24	1,859,413	1,864,703	5,290
	Goldman Sachs International
		Euro	Sell	3/20/24	734,335	736,435	2,100
	JPMorgan Chase Bank N.A.
		Euro	Sell	3/20/24	419,836	421,030	1,194
	Morgan Stanley & Co. International PLC
		Euro	Sell	3/20/24	6,359,620	6,377,210	17,590
	NatWest Markets PLC
		Euro	Sell	3/20/24	943,388	946,092	2,704
	State Street Bank and Trust Co.
		Euro	Sell	3/20/24	9,666,290	9,689,870	23,580

	Unrealized appreciation						55,175

	Unrealized (depreciation)						—

	Total						$55,175
*	The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/29/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 41 Index	B+/P	$(39,875)	$16,971,570	$1,075,998	12/20/28	500 bp — Quarterly	$1,205,839

	Total		$(39,875)					$1,205,839
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 29, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: The rate shown is the current interest rate at the close of the reporting period.
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2023 through February 29, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $901,887,463.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/23 (prior fiscal year end date)	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/24
Short-term investments
	Putnam Short Term Investment Fund Class P*	$55,266,657	$46,260,983	$57,446,871	$737,450	$44,080,769

	Total Short-term investments	$55,266,657	$46,260,983	$57,446,871	$737,450	$44,080,769
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$967,846	$—	$—
Energy	1,429,419	—	—
Financials	268,500	—	—
Utilities and power	—	156,885	—

Total common stocks	2,665,765	156,885	—
Convertible bonds and notes	—	19,553,444	—
Convertible preferred stocks	—	4,155,754	—
Corporate bonds and notes	—	767,252,471	—
Preferred stocks	579,300	—	—
Senior loans	—	52,410,183	—
Short-term investments	—	44,479,593	—

Totals by level	$3,245,065	$888,008,330	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$55,175	$—
Credit default contracts	—	1,245,714	—

Totals by level	$—	$1,300,889	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$5,900,000
Centrally cleared credit default contracts (notional)	$17,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com